Share-based Compensation (Tables)	12 Months Ended
Mar. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of MIU and AU Activity
The following table shows the MIU activity for the year ended March 31, 2020:

	Number of Units	Weighted Average Participation Threshold	Fair Value
	(in thousands)	(per unit)	(per unit)
MIUs outstanding as of March 31, 2019	24,112	$0.36	$5.45
Units granted during the year	469	7.71
Units exchanged for AUs during the year	(106)	1.99
Units forfeited/repurchased during the year	(3,009)	0.06
Modification of MIU Plan awards	(21,466)	0.56
MIUs outstanding as of March 31, 2020	—	$—	$—
MIUs vested as of March 31, 2020	—
The following table shows the AU activity for the year ended March 31, 2020:

	Number of Units	Weighted Average Participation Threshold	Fair Value
	(in thousands)	(per unit)	(per unit)
AUs outstanding as of March 31, 2019	819	$1.18	$5.45
Units converted from MIUs	106	1.99
Units granted during the year	53	7.71
Units forfeited/repurchased during the year	(5)	1.63
Modification of MIU Plan awards	(973)	1.62
AUs outstanding as of March 31, 2020	—	$—	$—
AUs vested as of March 31, 2020	—

Schedule of Fair Value Assumptions
The following key assumptions were used to determine the fair value of the MIUs and AUs for fiscal 2018, 2019, and 2020:

	2018	2019	2020
Expected dividend yield	—	—	—
Expected volatility	50%	50% - 60%	35% - 55%
Expected term (years)	2.5	1.0 - 1.5	0.5 - 1.25
Risk-free interest rate	2.34%	2.33% - 2.40%	1.86% - 2.09%

Schedule of Activity for Stock Options
The following table summarizes activity for stock options during the period ended March 31, 2020:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)	(per share)	(years)	(in thousands)
Balance, March 31, 2019	—	$—
Granted	7,322	16.26
Exercised	—	—
Forfeited	(175)	16.18
Balance, March 31, 2020	7,147	$16.26	9.3	$54,423
Options vested and expected to vest at March 31, 2020	7,147	$16.26	9.3	$54,423
Options vested and exercisable at March 31, 2020	—	$—	0.0	$—

Schedule of Fair value Assumptions for Stock Options
The fair value for the Company’s stock options granted during the year ended March 31, 2020 was estimated at the date of grant using a Black-Scholes option-pricing model using the following assumptions:

March 31, 2020
Expected dividend yield	—
Expected volatility	37.1% - 38.9%
Expected term (years)	6.1
Risk-free interest rate	0.8% - 1.9%

The Company estimated the fair value of ESPP purchase rights using a Black-Scholes option pricing model with the following assumptions:

March 31, 2020
Expected dividend yield	—
Expected volatility	35.9%
Expected term (years)	0.5
Risk-free interest rate	1.6%

Schedule of Restricted Stock Activity
The following table provides a summary of the changes in the number of restricted shares for the year ended March 31, 2020:

	Number of Shares of Restricted Stock Awards	Weighted Average Grant Date Fair Value	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value
	(in thousands)	(per share)	(in thousands)	(per share)
Balance, March 31, 2019	—	$—	—	$—
Granted	2,855	16.00	3,715	16.33
Vested	(784)	16.00	(503)	16.00
Forfeited	(87)	16.00	(89)	16.42
Balance, March 31, 2020	1,984	$16.00	3,123	$16.39

Schedule of Share-based Compensation Expense
The following table summarizes the components of total share-based compensation expense included the consolidated financial statements for each period presented (in thousands):

	Fiscal Year Ended March 31,
	2018	2019	2020
Cost of revenue	$1,720	$5,777	$18,685
Research and development	3,858	12,566	38,670
Sales and marketing	7,536	24,673	84,698
General and administrative	9,180	28,135	80,425
Total share-based compensation expense	$22,294	$71,151	$222,478